Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional paid-in capital (deficiency)	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balances at Aug. 31, 2017	$ 1,416	$ 837,853	$ (295,089)	$ 657	$ 544,837
Balances (in shares) at Aug. 31, 2017	1,415,908
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 254	1,386,359			1,386,613
Common shares issued for cash (in shares)	254,360
Stock option granted for services		107,169			107,169
Common shares issued for services (in shares)	15,000
Common shares issued for services	$ 15	125,985			126,000
Common shares issued for services - officers (in shares)	65,000
Common shares issued for services - officers	$ 65	56,770			56,835
Common shares issued for services - officers (in shares)	334,360
Net loss for the period			(2,343,491)		(2,343,491)
Foreign currency translation adjustments				(12,937)	(12,937)
Balances at Aug. 31, 2018	$ 1,750	2,514,136	(2,638,580)	(12,280)	$ (134,974)
Balances (in shares) at Aug. 31, 2018	1,750,268				1,750,268
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 29	170,745			$ 170,774
Common shares issued for cash (in shares)	29,300
Common shares issued for services - officers		13,000			13,000
Stock option granted for services		28,051			28,051
Net loss for the period			(556,903)		(556,903)
Foreign currency translation adjustments				4,888	4,888
Balances at Nov. 30, 2018	$ 1,779	2,725,932	(3,195,483)	(7,392)	(475,164)
Balances (in shares) at Nov. 30, 2018	1,779,568
Balances at Aug. 31, 2018	$ 1,750	2,514,136	(2,638,580)	(12,280)	$ (134,974)
Balances (in shares) at Aug. 31, 2018	1,750,268				1,750,268
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period					$ (1,326,575)
Foreign currency translation adjustments					2,053
Balances at May. 31, 2019	$ 2,101	4,107,660	(3,965,155)	(10,227)	134,379
Balances (in shares) at May. 31, 2019	2,101,140
Balances at Aug. 31, 2018	$ 1,750	2,514,136	(2,638,580)	(12,280)	$ (134,974)
Balances (in shares) at Aug. 31, 2018	1,750,268				1,750,268
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 1,566	8,374,813			$ 8,376,379
Common shares issued for cash (in shares)	1,565,388
Stock option granted for services		133,110			133,110
Reverse stock split adjustment (shares)	10
Common shares issued for price protection (shares)	12,950
Common shares issued for price protection	$ 13	(13)
Common shares issued for services - officers		52,000			52,000
Common shares issued for services - officers (in shares)	1,603,348
Common shares issued for services - related party	$ 25	239,975			240,000
Common shares issued for services - related party (in shares)	25,000
Reclass Of Warrant Derivative Liability From Equity		(1,035,600)			1,035,600
Net loss for the period			(2,172,176)		(2,172,176)
Foreign currency translation adjustments				2,474	2,474
Balances at Aug. 31, 2019	$ 3,354	10,278,421	(4,810,756)	(9,806)	$ 5,461,213
Balances (in shares) at Aug. 31, 2019	3,353,616				3,353,616
Balances at Nov. 30, 2018	$ 1,779	2,725,932	(3,195,483)	(7,392)	$ (475,164)
Balances (in shares) at Nov. 30, 2018	1,779,568
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 181	1,086,950			1,087,131
Common shares issued for cash (in shares)	180,365
Common shares issued for services - officers		13,000			13,000
Reclass Of Warrant Derivative Liability From Equity		(918,050)			(918,050)
Stock option granted for services		29,304			29,304
Net loss for the period			(424,789)		(424,789)
Foreign currency translation adjustments				(3,606)	(3,606)
Balances at Feb. 28, 2019	$ 1,960	2,937,136	(3,620,272)	(10,998)	(692,174)
Balances (in shares) at Feb. 28, 2019	1,959,933
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 55	417,677			417,732
Common shares issued for cash (in shares)	54,940
Common shares issued for services - officers		13,000			13,000
Common shares issued for services - related party	$ 25	239,975			240,000
Common shares issued for services - related party (in shares)	25,000
Reclass Of Warrant Derivative Liability From Equity		(79,224)			(79,224)
Common shares issued for acquisition of license	$ 61	539,356			539,417
Common shares issued for acquisition of license (in shares)	61,297
Stock option granted for services		39,740			39,740
Net loss for the period			(344,883)		(344,883)
Foreign currency translation adjustments				771	771
Balances at May. 31, 2019	$ 2,101	4,107,660	(3,965,155)	(10,227)	134,379
Balances (in shares) at May. 31, 2019	2,101,140
Balances at Aug. 31, 2019	$ 3,354	10,278,421	(4,810,756)	(9,806)	$ 5,461,213
Balances (in shares) at Aug. 31, 2019	3,353,616				3,353,616
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance costs		(15,151)			$ (15,151)
Common shares issued for services - officers		13,000			13,000
Common shares issued for acquisition of license	$ 61	539,356			539,417
Common shares issued for acquisition of license (in shares)	61,297
Common shares issued for settlement of debt	$ 11	99,989			100,000
Common shares issued for settlement of debt (in shares)	11,363
Refund for fractional stock		(117)			(117)
Stock option expense		155,019			155,019
Net loss for the period			(1,306,361)		(1,306,361)
Foreign currency translation adjustments				16,344	16,344
Balances at Nov. 30, 2019	$ 3,426	11,070,517	(6,117,117)	6,538	4,963,364
Balances (in shares) at Nov. 30, 2019	3,426,276
Balances at Aug. 31, 2019	$ 3,354	10,278,421	(4,810,756)	(9,806)	$ 5,461,213
Balances (in shares) at Aug. 31, 2019	3,353,616				3,353,616
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance costs					$ (15,151)
Common shares issued for cash	$ 380,678
Common shares issued for cash (in shares)	386,238
Common shares issued for acquisition of license (in shares)	61,297
Common shares issued for settlement of debt					100,000
Common shares issued for settlement of debt (in shares)	11,363
Net loss for the period					(3,627,678)
Foreign currency translation adjustments					60,310
Balances at May. 31, 2020	$ 3,734	11,609,266	(8,438,434)	50,504	$ 3,225,070
Balances (in shares) at May. 31, 2020	3,733,604				3,733,604
Balances at Nov. 30, 2019	$ 3,426	11,070,517	(6,117,117)	6,538	$ 4,963,364
Balances (in shares) at Nov. 30, 2019	3,426,276
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Additional common shares issued	$ 7	(7)
Additional common shares issued (shares)	7,373
Common shares issued for services - officers		10,500			10,500
Cancellation of common shares	$ (6)	(2,494)			(2,500)
Cancellation of common shares (shares)	(6,250)
Stock option expense		97,397			97,397
Net loss for the period			(1,370,126)		(1,370,126)
Foreign currency translation adjustments				9,419	9,419
Balances at Feb. 29, 2020	$ 3,427	11,175,913	(7,487,243)	15,957	3,708,054
Balances (in shares) at Feb. 29, 2020	3,427,399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 307	380,371			380,678
Common shares issued for cash (in shares)	306,205
Additional common shares issued (shares)	7,373
Common shares issued for services - officers		10,500			10,500
Cancellation of common shares					(2,500)
Stock option expense		42,482			42,482
Net loss for the period			(951,191)		(951,191)
Foreign currency translation adjustments				34,547	34,547
Balances at May. 31, 2020	$ 3,734	$ 11,609,266	$ (8,438,434)	$ 50,504	$ 3,225,070
Balances (in shares) at May. 31, 2020	3,733,604				3,733,604